Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
At amortized cost	€ 84,602	€ 48,964
Fair value through PL	31,095	102
Total book value	115,697	49,066
Total fair value	115,697	49,066
Non-current other financial assets [Member]
Disclosure of financial assets [line items]
At amortized cost	18,887	16,324
Fair value through PL	695	102
Total book value	19,582	16,426
Total fair value	19,582	16,426
Current other financial assets [Member]
Disclosure of financial assets [line items]
At amortized cost	0
Fair value through PL	30,400
Total book value	30,400
Total fair value	30,400
Trade and other receivables [Member]
Disclosure of financial assets [line items]
At amortized cost	41,063	24,366
Fair value through PL	0	0
Total book value	41,063	24,366
Total fair value	41,063	24,366
Cash and cash equivalents [Member]
Disclosure of financial assets [line items]
At amortized cost	24,652	8,274
Fair value through PL	0	0
Total book value	24,652	8,274
Total fair value	€ 24,652	€ 8,274